Leases (Details 1) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Lease liability - current portion	$ 2,423,413	$ 3,177,666
Lease liability	22,920,265	27,142,326
Lease liability - current portion	62,783	13,712
Lease liability	36,730,577	36,774,714
Operating Lease [Member]
Remainder of 2022	1,441,432	6,774,561
2023	4,826,896	5,662,221
2024	4,552,956	5,281,010
2025	4,518,781	5,081,629
2026	4,370,472	4,647,394
Thereafter	22,192,154	23,921,870
Total undiscounted lease liabilities	41,902,691	51,368,685
Interest on lease liabilities	16,559,013	20,140,430
Total present value of minimum lease payments	25,343,678	31,228,255
Lease liability - current portion	2,423,413	3,441,710
Lease liability	22,920,265	27,786,545
Finance Lease [Member]
Remainder of 2022	1,147,681	4,493,443
2023	4,625,156	4,625,156
2024	4,763,910	4,763,910
2025	4,906,828	4,906,828
2026	5,054,033	5,054,033
Thereafter	64,884,898	64,884,897
Total undiscounted lease liabilities	85,382,506	88,728,267
Interest on lease liabilities	48,589,146	51,939,841
Total present value of minimum lease payments	36,793,360	36,788,426
Lease liability - current portion	62,783	13,712
Lease liability	$ 36,730,577	$ 36,774,714